Significant Accounting Policies - Schedule of Intangible Assets and Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Website [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Useful lives	3 years
Software [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Useful lives	5 years